UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%††

	Shares	Value
CONSUMER DISCRETIONARY — 9.3%
Charter Communications, Cl A *	9,657	$2,413,188
Comcast, Cl A	35,900	2,219,338

		4,632,526

ELECTRIC UTILITIES — 16.3%
Edison International	16,000	1,175,680
Eversource Energy	35,840	1,973,350
NextEra Energy	18,000	2,304,000
NextEra Energy LP (A)	36,000	984,600
Portland General Electric	38,000	1,658,320

		8,095,950

ENERGY — 25.3%
Chevron	11,000	1,152,250
Continental Resources *	21,300	1,041,783
EOG Resources	11,000	994,620
EQT	26,000	1,716,000
Marathon Petroleum	28,000	1,220,520
Occidental Petroleum	20,000	1,458,200
Pioneer Natural Resources	13,000	2,327,260
Royal Dutch Shell ADR, Cl A	20,000	996,200
TransCanada	37,000	1,675,360

		12,582,193

GAS — 5.2%
Atmos Energy	20,000	1,487,800
Targa Resources	25,000	1,097,500

		2,585,300

INDUSTRIALS — 3.7%
Canadian Pacific Railway	8,000	1,143,680
Union Pacific	7,500	661,350

		1,805,030

MULTI-UTILITIES — 14.9%
CMS Energy	41,000	1,728,150
DTE Energy	18,650	1,790,587
National Grid PLC ADR	15,000	981,300
NiSource	60,700	1,411,882
Sempra Energy	14,000	1,499,400

		7,411,319

REAL ESTATE — 11.0%
American Tower, Cl A REIT	14,200	1,664,098
Communications Sales & Leasing REIT	49,000	1,393,070
Crown Castle International REIT	23,000	2,092,770

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
CyrusOne REIT	7,200	$321,192

		5,471,130

TELECOMMUNICATION SERVICES — 6.0%
BCE	34,000	1,544,960
Zayo Group Holdings *	44,300	1,425,574

		2,970,534

WATER UTILITIES — 4.2%
American Water Works	28,300	2,095,332

TOTAL COMMON STOCK (Cost $39,473,923)		47,649,314

SHORT-TERM INVESTMENT(B) — 5.8%
SEI Daily Income Trust Treasury II Fund, Cl A 0.150% (Cost $2,884,234)	2,884,234	2,884,234

TOTAL INVESTMENTS — 101.7% (Cost $42,358,157)†		$50,533,548

Percentages are based on Net Assets of $49,695,242.

†	At October 31, 2016, the tax basis cost of the Fund’s investments was $42,358,157, and the unrealized appreciation and depreciation were $8,340,871 and $(165,480) respectively.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At October 31, 2016 these securities amounted to $984,600 or 1.98% of net assets.
(B)	The rate reported is the 7-day effective yield as of October 31, 2016.

ADR	—	American Depositary Receipt
Cl	—	Class
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2016
(Unaudited)

For the period ended October 31, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 22, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 22, 2016